STOCK-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended	18 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
2013

Dividend yield	-
Expected volatility	71.20% - 78.77%
Risk-free interest rate	0.71% - 2.01%
Expected life (years)	4.25 – 6.84

	2012	2011

Dividend yield	-	-
Expected volatility	70.84% - 82.80%	68.66% - 83.36%
Risk-free interest rate	0.11% - 1.96%	0.33% - 2.31%
Expected life (years)	0.10 - 5.82	2.75 - 7.88

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
				Weighted
				Average
		Weighted		Remaining
		Average Grant	Weighted	Contractual	Aggregate
	Number of	Date Fair	Average	Life	Intrinsic
	Shares	Value	Exercise Price	(Years)	Value

Outstanding, December 31, 2012	13,987,197	$0.37	$0.60	3.58
Options/warrants granted	1,825,000	0.22	0.55	6.75
Options/warrants exercised	-	-	-	-
Options/warrants expired	-	-	-	-
Options/warrants cancelled	-	-	-	-

Outstanding, June 30, 2013	15,812,197	$0.35	$0.60	3.61	$1,042,000

Exercisable, June 30, 2013	12,037,197	$0.36	$0.55	2.49	$1,042,000

				Weighted
				Average
		Weighted		Remaining
		Average Grant	Weighted	Contractual	Aggregate
	Number of	Date Fair	Average	Life	Intrinsic
	Shares	Value	Exercise Price	(Years)	Value

Outstanding, December 31, 2010	9,412,197	$0.38	$0.50	2.79
Options/warrants granted	2,412,500	0.26	0.70	5.70
Options/warrants exercised	-	-	-	-
Options/warrants expired	(37,500)	0.52	1.88	-
Options/warrants cancelled	(200,000)	0.19	0.53	-

Outstanding, December 31, 2011	11,587,197	0.41	0.54	3.93
Options/warrants granted	2,537,500	0.42	0.90	6.45
Options/warrants exercised	(100,000)	0.05	0.05	-
Options/warrants expired	(37,500)	0.55	1.88	-
Options/warrants cancelled	-	-	-	-

Outstanding, December 31, 2012	13,987,197	$0.37	$0.60	3.58	$2,097,900

Exercisable, December 31, 2012	11,387,197	$0.37	$0.55	2.70	$2,097,900

Schedule of Nonvested Share Activity [Table Text Block]
		Weighted Average
	Number of	Grant Date
	Shares	Fair Value

Unvested, December 31, 2012	2,600,000	$0.39
Granted	1,825,000	0.22
Vested	(650,000)	0.33
Forfeited	-	-

Unvested, June 30, 2013	3,775,000	$0.31

		Weighted Average
	Number of	Grant Date
	Shares	Fair Value

Unvested, December 31, 2011	1,345,832	$0.31
Granted	2,353,125	0.42
Vested	(1,098,957)	(0.35)
Forfeited	-	-

Unvested, December 31, 2012	2,600,000	$0.39